Provisions - Other Benefit Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) plan employee	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other provisions [abstract]
Non-current provisions	$ 84,852	$ 75,787
Current provisions	46,091	40,570
Provisions	$ 130,943	116,357	$ 115,492
Globe Metallurgical Inc [Member]
Other Benefit Plans [Abstract]
Company match percentage	25.00%
Globe Metallurgical Inc [Member] | North America
Other Benefit Plans [Abstract]
Number of defined contribution plans provided | plan	2
Maximum | Globe Metallurgical Inc [Member]
Other Benefit Plans [Abstract]
Percentage of compensation	6.00%
Environmental rehabilitation [member]
Other provisions [abstract]
Non-current provisions	$ 2,923	2,880
Current provisions	1,185	331
Provisions for litigation - FerroPem France [member]
Other provisions [abstract]
Current provisions	$ 1,166	1,775
Number of employees dismissed | employee	2
Provisions	$ 1,161
Provision For Litigation Ferro Manganese Norway [Member
Other provisions [abstract]
Provisions	1,048
Provisions for third-party liability [Member]
Other provisions [abstract]
Non-current provisions	9,263	7,270
Current provisions	9,263	7,270
Provisions	9,263	7,270	$ 7,639
Other Provisions Other [Member]
Other provisions [abstract]
Current provisions	16,134	15,458
Other Provisions Provisions For Taxes [Member]
Other provisions [abstract]
Current provisions	$ 4,866	$ 7,323